SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED PAYMENTS
Schedule of assumptions used to estimate the fair value of the share options granted to employees and non-employees

	For the year ended December 31,
	2017	2018	2019
Risk-free interest rate	2.32% ~ 2.41%	2.74% ~ 2.78%	—
Expected volatility range	40.5% ~ 44.1%	44.3% ~ 46.9%	—
Suboptimal exercise factor	2.20	2.20	—
Fair market value per ordinary share	US$5.08 ~ $11.24	US$8.30 ~ $9.55	—

Summary of total share-based compensation expense recognized

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Cost of revenue	6,799	2,003	1,771	254
Selling expenses	14,244	6,007	8,788	1,262
General and administrative expenses	251,312	91,982	80,736	11,597
Research and development expenses	26,608	9,115	7,209	1,036
Total share-based compensation expenses	298,963	109,107	98,504	14,149

2008 Plan
SHARE-BASED PAYMENTS
Summary of the employee share option activity

				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2018	4,294,256	0.75	6.65	12.95	14,430
Granted	—	—	—
Exercised	(1,177,249)	0.75	5.86
Forfeited/Expired	(325,549)	0.75	8.05
Outstanding, December 31, 2019	2,791,458	0.75	6.83	12.01	13,428
Vested and expected to vest at December 31, 2019	2,791,458	0.75	6.83	12.01	13,428
Exercisable at December 31, 2019	1,926,205	0.75	6.14	11.79	9,266

Summary of the non-employee share option activity

				Weighted‑
			Weighted‑	average
		Weighted‑	average	remaining	Aggregate
	Number of	average	grant‑date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2018	1,574,623	0.70	2.47	9.67	4,657
Granted	—	—	—
Exercised	(102,946)	0.30	2.20
Forfeited	—	—	—
Outstanding, December 31, 2019	1,471,677	0.70	2.47	8.67	7,645
Vested and expected to vest at December 31, 2019	1,471,677	0.70	2.47	8.67	7,645
Exercisable at December 31, 2019	1,471,677	0.70	2.42	8.60	7,149

2017 Plan
SHARE-BASED PAYMENTS
Schedule of the Restricted Shares activity

		Weighted-
		average
	Number of	grant-date fair
	shares	value
		US$
Outstanding, December 31, 2018	3,171,099	10.44
Granted	4,354,211	5.65
Vested and issued	(767,196)	10.45
Forfeited	(422,900)	8.43
Outstanding, December 31, 2019	6,335,214	7.28
Vested and expected to vest at December 31, 2019	6,335,214